License agreements	12 Months Ended
Dec. 31, 2020
License agreements
License agreements

12. License agreements

License agreement with Scintomics GMBH (“SCI”)

In November 2019, the Company entered into a sublicense agreement with SCI (“SCI Agreement). Under the SCI Agreement, the Company was granted an exclusive, sublicensable, worldwide (other than the Middle East and Asia) license under SCI’s patent rights to use, develop, manufacture and commercialize any products arising from SCI’s patent rights related to PSMA ligands for imaging and endoradiotherapy. Under the SCI Agreement, the Company is obligated to make aggregate milestone payments to SCI of up to $28,600,000  (€23,500,000), upon the achievement of specified development and regulatory milestones. The Company is also obligated to pay a low-teens percentage royalty related to the annual net sales by the Company and any of its affiliates and sublicensees. Royalties will be paid by the Company on a country-by country basis beginning upon the first commercial sale in such country. There is also an additional low thirties percentage fee payable to SCI for monetary payments arising from the grant of a sublicense to a sublicensee or in the form of other benefits. The Company has the right to terminate the agreement, subject to a prior notice of five months, with a termination fee of approximately $1,500,000  (€1,250,000) unless the first milestone payment has already been paid. If the Company or SCI fails to comply with any of its obligations or otherwise breaches the agreement, the other party may terminate the agreement.

During the year ended December 31, 2020, the Company made a payment to SCI of approximately $1,520,000 upon the achievement of a specified development milestone and recognized this amount as a research and development expense in its consolidated statements of operations. During the period ended December 31, 2019 the Company did not make any payments to SCI or recognize any research and development expenses under the SCI Agreement.

Research and license agreements with Bach Sciences LLC (“BACH”)

First BACH Agreement

In April 2020, the Company entered into a sublicense and collaboration agreement with BACH to develop and commercialize a radiopharmaceutical agent (“BACH Agreement). Under the BACH Agreement, the Company was granted an exclusive, sublicensable, worldwide license under BACH’s patent rights to use, develop, manufacture and commercialize any products arising from a patent related to the radiopharmaceutical agent. The Company has a commercialization option pursuant to the BACH Agreement that, if exercised, would allow it to commercialize any products arising from the research. For the exclusive commercialization option, the Company paid an upfront fee of $600,000 which gets credited against the $5,000,000 option exercise fee. If the option is exercised, the Company is obligated to make aggregate milestone payments to BACH up to $8,000,000, upon the achievement of specified development and regulatory milestones and of up to $38,000,000 upon the achievement of specified sales milestones. The Company is also obligated to pay a low-teens percentage royalty related to the annual net sales of each licensed products or licensed process covered by a valid claim, but reduced to a single digit percentage royalty related to net sales in the absence of a Valid Claim by the Company and any of its affiliates and sublicensees based on its global sales. Royalties will be paid by the Company on a country-by country basis beginning upon the first commercial sale in such country. There is also an additional low- teens to mid-twenties percentage sublicense fee payable to BACH for monetary payments arising from a grant of a sub-license to a sub-licensee or in the form of other benefits, depending on the specified development stage of the product.

In April 2020, the Company also entered into a sponsored research agreement with BACH for a period of five years whereby BACH is contracted to perform research on behalf of the Company, with respect to the BACH Agreement, and payments made thereunder will be credited against the option exercise fee.

During the year ended December 31, 2020, the Company made a payment to BACH of a $600,000 upfront fee and recognized this amount as research and development expenses in its consolidated statements of operations. During the year ended December 31, 2020, the Company also made payments for the research agreement in the amount of $750,000, which are recognized as research and development expenses in the Company’s consolidated statements of operations.

Second BACH Agreement

In December 2020, the Company entered into a sublicense and collaboration agreement with BACH to develop and commercialize compounds that leverage a proprietary technology platform (“Second BACH Agreement’”). Under the Second BACH Agreement, the Company was granted an exclusive, sublicensable, worldwide license under BACH’s patent rights to use, develop, manufacture and commercialize any products arising from the patent related to the synthetic compound.

For an exclusive commercialization option, the Company paid an upfront fee of $200,000 in January 2021. The Company is further obligated to make aggregate milestone payments to BACH of up to $3,000,000 for the first product developed, upon the achievement of specified development and regulatory milestones and of up to $45,000,000 upon the achievement of specified sales milestones. For subsequent products, the Company is obligated to make a milestone payment to BACH of up to $1,000,000 for major market regulatory approval and of up to $45,000,000 upon the achievement of specified sales milestones. The Company is also obligated to pay a low-teens percentage royalty related to net sales of each licensed product or licensed process covered by a valid claim, but reduced to a single digit percentage royalty related to net sales in the absence of a valid claim. Royalty payments will be reduced in an amount equal to 100% of royalty fees paid to AVACTA (defined below) for the same licensed product. Royalties will be paid by the Company on a country-by country basis beginning upon the first commercial sale in such country. There is also an additional low-teens to mid-twenties percentage sublicense fee payable to BACH for monetary payments arising from a grant of a sub-license to a sub-licensee or in the form of other benefits, depending on the specified development stage of the product.

During the year ended December 31, 2020, the Company recognized the upfront fee of $200,000 as a research and development expense.

License agreement with Avacta Lifesciences Limited (“AVACTA”)

In December 2020, the Company entered into an agreement with AVACTA (“AVACTA Agreement”), which is directly related to the second BACH agreement above. Under the AVACTA Agreement, the Company became a sublicensee of AVACTA’s license for using intellectual property related to developing and marketing radiopharmaceutical agents. Under this agreement, the Company obtained an exclusive license of AVACTA’s patent rights to use, develop, manufacture and commercialize any products arising from the patent. The Company has the right to grant sublicenses of its rights.

The Company will pay during 2021 an upfront payment of $1,000,000 for the initial license fee. The Company is further obligated to make aggregate milestone payments to AVACTA of up to $4,500,000, upon the achievement of specified development milestones for its first product and up to $3,000,000 each for any additional products developed with the technology upon reaching the specified development milestones. In addition, the Company is obligated to pay a milestone payment of $5,000,000 for each product for the regulatory milestone being approved in specified territories. The Company is also obligated to pay a single digit percentage royalty (subject to a reduction on certain conditions) related to the annual net sales by the Company, its affiliates or its sublicensees for each licensed product or license process and a single digit percentage royalty on a specified product arising out of the patents. The royalty rate will be reduced by 50% for net sales occurring in the United States if there is no valid claim at the time of sale. There is also an additional single digit percentage fee payable to AVACTA for monetary payments arising from a grant of a sublicense to a sublicensee or in the form of other benefits.

During the year ended December 31, 2020, the Company recognized the first installment of the initial license fee of $250,000 as a research and development expense.

License agreement with Canadian Molecular Probe Consortium (“CanProbe”)

In December 2020, the Company entered into a license agreement with CanProbe (“CanProbe Agreement”). Under the CanProbe Agreement, the Company was granted an exclusive, sublicensable and worldwide license under CanProbe’s patent rights to use, develop, manufacture and commercialize any products arising from a patent associated with the process for the production of Lu177. Under the CanProbe Agreement, the Company paid an upfront fee of approximately $386,000  ($500,000 CAD) for the execution of the agreement and a further payment of approximately $188,000  ($250,000 CAD), which will be credited against the first milestone payment. The Company is obligated to make aggregate milestone payments to CanProbe of up to $2,582,000  ($3,250,000 CAD) upon the achievement of receiving marketing authorization milestones for specified territories. The Company is also obligated to pay a single digit royalty related to the annual net sales by the Company and any of its affiliates and sublicensees. Royalties will be paid by the Company on a country-by country basis beginning upon the first commercial sale in such country. There is also an additional low-teens percentage fee payable to CanProbe for monetary payments arising from a grant of a sublicense to a sublicensee or in the form of other benefits. In the event it is necessary for the Company or its sublicensees to sell the product in a sub-territory or to obtain a license and to pay royalties to one or more third parties on net-sales, and if the aggregate royalty burden payable is greater than a high single digit percent of net-sales, then the Company may reduce the royalty fees or sub-licensing fees for sales of such product by 50% of royalties actually paid to the third party on net sales of the product in the territory in the same royalty period.

During the year ended December 31, 2020, the Company made payments to CanProbe of approximately $574,000 upon the execution of the contract and recognized this amount as research and development expenses in its consolidated statements of operations.